Summary of Significant Accounting Policies - Schedule Schedule of Property Plant and Equipment Estimated Useful Lives of Assets (Details)	12 Months Ended
Dec. 31, 2021
Buildings | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of the assets	20 years
Buildings | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of the assets	40 years
Data Center Equipment - Machinery | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of the assets	10 years
Data Center Equipment - Machinery | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of the assets	20 years
Furniture and Office Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of the assets	3 years
Furniture and Office Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of the assets	5 years
Data Center Equipment - Other Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of the assets	3 years
Data Center Equipment - Other Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of the assets	5 years
Computers and Network Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of the assets	3 years
Computers and Network Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of the assets	5 years
Motor Vehicles | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of the assets	3 years
Motor Vehicles | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of the assets	10 years
Purchased Software | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of the assets	5 years
Purchased Software | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of the assets	10 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful lives of the assets	Lesser of useful life or lease term